Average Annual Total Returns	8 Months Ended	12 Months Ended	28 Months Ended		58 Months Ended				60 Months Ended	70 Months Ended		84 Months Ended		104 Months Ended		120 Months Ended		124 Months Ended	131 Months Ended	146 Months Ended	163 Months Ended	175 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025		Dec. 31, 2025	[5]	Dec. 31, 2025		Dec. 31, 2025	Dec. 31, 2025		Dec. 31, 2025		Dec. 31, 2025		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Bloomberg Global Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		8.17%	5.43%	[1]			(1.81%)	[2]	(2.15%)	(0.48%)	[3]	0.57%	[4]			1.26%
ICE BofA US 3-Month Treasury Bill Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		4.21%	4.86%	[1]					3.19%	2.77%	[3]	2.70%	[4]			2.19%
Lipper Alternative Credit Focus Funds
Prospectus [Line Items]
Average Annual Return, Percent		6.57%	7.48%	[1]					3.26%			3.56%	[4]
J.P. Morgan Emerging Markets Bond Index Global Diversified (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		14.30%							1.78%							4.40%
J.P. Morgan Corporate Emerging Market Bond Index Broad Diversified (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		8.73%							2.48%							4.77%
Lipper Emerging Market Hard Currency Debt Funds Average
Prospectus [Line Items]
Average Annual Return, Percent		13.60%							2.08%							4.41%
J.P. Morgan GBI - EM Global Diversified (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		19.26%					1.67%	[2]	1.12%							3.88%
Lipper Emerging Market Local Currency Debt Funds Average
Prospectus [Line Items]
Average Annual Return, Percent		19.66%			2.70%				1.86%							4.01%
ICE BofA Global High Yield Index Hedged to USD (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		8.61%							4.19%							6.32%
Lipper Global High Yield Funds Average
Prospectus [Line Items]
Average Annual Return, Percent		8.00%							3.77%							5.18%
MSCI All Country World Index Net (reflects no deduction for fees or expenses)
Prospectus [Line Items]
Average Annual Return, Percent		22.34%							11.19%					11.55%	[6]	11.72%
MSCI All Country World Index Industrials Plus Automobiles and Auto Components Net (reflects no deduction for fees or expenses)
Prospectus [Line Items]
Average Annual Return, Percent		23.38%							10.95%					10.65%	[6]	11.09%
Lipper Industrial Funds Average
Prospectus [Line Items]
Average Annual Return, Percent		25.39%							10.97%					11.30%	[6]	12.26%
T. Rowe Price Dynamic Credit Fund - Investor Class
Prospectus [Line Items]
Average Annual Return, Percent		7.00%							4.86%			4.81%
Performance Inception Date												Jan. 10, 2019
T. Rowe Price Dynamic Credit Fund - Investor Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		3.86%							2.02%			2.08%
T. Rowe Price Dynamic Credit Fund - Investor Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		4.11%							2.47%			2.48%
T. Rowe Price Dynamic Credit Fund - I Class
Prospectus [Line Items]
Average Annual Return, Percent		7.08%							4.93%			4.86%
Performance Inception Date												Jan. 10, 2019
T. Rowe Price Dynamic Credit Fund - Z Class
Prospectus [Line Items]
Average Annual Return, Percent		7.55%	7.77%
Performance Inception Date			Sep. 13, 2023
T. Rowe Price Dynamic Global Bond Fund - Investor Class
Prospectus [Line Items]
Average Annual Return, Percent		2.74%							1.30%							1.87%
Performance Inception Date																			Jan. 22, 2015
T. Rowe Price Dynamic Global Bond Fund - Investor Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		0.94%							(0.76%)							0.42%
T. Rowe Price Dynamic Global Bond Fund - Investor Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		1.62%							0.18%							0.85%
T. Rowe Price Dynamic Global Bond Fund - I Class
Prospectus [Line Items]
Average Annual Return, Percent		2.84%							1.46%							2.01%
Performance Inception Date																		Aug. 28, 2015
T. Rowe Price Dynamic Global Bond Fund - Advisor Class
Prospectus [Line Items]
Average Annual Return, Percent		2.57%							1.07%							1.64%
Performance Inception Date																			Jan. 22, 2015
T. Rowe Price Dynamic Global Bond Fund - Z Class
Prospectus [Line Items]
Average Annual Return, Percent		3.37%							1.96%	3.08%
Performance Inception Date										Mar. 16, 2020
T. Rowe Price Emerging Markets Corporate Bond Fund - Investor Class
Prospectus [Line Items]
Average Annual Return, Percent		8.66%							1.55%							4.51%
Performance Inception Date																					May 24, 2012
T. Rowe Price Emerging Markets Corporate Bond Fund - Investor Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		6.11%							(0.41%)							2.55%
T. Rowe Price Emerging Markets Corporate Bond Fund - Investor Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		5.07%							0.30%							2.61%
T. Rowe Price Emerging Markets Corporate Bond Fund - I Class
Prospectus [Line Items]
Average Annual Return, Percent		8.72%							1.69%							4.71%
Performance Inception Date																	Dec. 17, 2015
T. Rowe Price Emerging Markets Corporate Bond Fund - Advisor Class
Prospectus [Line Items]
Average Annual Return, Percent		8.35%							1.27%							4.28%
Performance Inception Date																					May 24, 2012
T. Rowe Price Emerging Markets Corporate Bond Fund - Z Class
Prospectus [Line Items]
Average Annual Return, Percent
Performance Inception Date	May 12, 2025
T. Rowe Price Emerging Markets Local Currency Bond Fund - Investor Class
Prospectus [Line Items]
Average Annual Return, Percent		19.32%							1.09%							3.93%
Performance Inception Date																						May 26, 2011
T. Rowe Price Emerging Markets Local Currency Bond Fund - Investor Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		16.39%							(0.28%)							2.82%
T. Rowe Price Emerging Markets Local Currency Bond Fund - Investor Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		11.31%							0.23%							2.59%
T. Rowe Price Emerging Markets Local Currency Bond Fund - I Class
Prospectus [Line Items]
Average Annual Return, Percent		19.67%							1.34%							4.18%
Performance Inception Date																	Dec. 17, 2015
T. Rowe Price Emerging Markets Local Currency Bond Fund - Advisor Class
Prospectus [Line Items]
Average Annual Return, Percent		18.99%							0.91%							3.71%
Performance Inception Date																						May 26, 2011
T. Rowe Price Emerging Markets Local Currency Bond Fund - Z Class
Prospectus [Line Items]
Average Annual Return, Percent		20.22%					2.59%
Performance Inception Date							Feb. 22, 2021
T. Rowe Price Global High Income Bond Fund - Investor Class
Prospectus [Line Items]
Average Annual Return, Percent		9.29%							4.19%							6.21%
Performance Inception Date																			Jan. 22, 2015
T. Rowe Price Global High Income Bond Fund - Investor Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		6.41%							1.39%							3.43%
T. Rowe Price Global High Income Bond Fund - Investor Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		5.44%							1.91%							3.54%
T. Rowe Price Global High Income Bond Fund - I Class
Prospectus [Line Items]
Average Annual Return, Percent		9.46%							4.34%							6.36%
Performance Inception Date																		Aug. 28, 2015
T. Rowe Price Global High Income Bond Fund - Advisor Class
Prospectus [Line Items]
Average Annual Return, Percent		9.07%							3.95%							5.99%
Performance Inception Date																			Jan. 22, 2015
T. Rowe Price Global Industrials Fund - Investor Class
Prospectus [Line Items]
Average Annual Return, Percent		23.70%							8.82%							12.18%
Performance Inception Date																				Oct. 24, 2013
T. Rowe Price Global Industrials Fund - Investor Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		21.48%							8.19%							11.28%
T. Rowe Price Global Industrials Fund - Investor Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		15.64%							6.91%							9.86%
T. Rowe Price Global Industrials Fund - I Class
Prospectus [Line Items]
Average Annual Return, Percent		24.08%							9.18%					11.98%
Performance Inception Date														May 03, 2017

[1]	Return since 9/13/23.
[2]	Return since 2/22/21.
[3]	Return since 3/16/20.
[4]	Return since 1/10/19.
[5]	Return since 02/28/21.
[6]	Return since 5/3/17.